Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 7,528	$ 10,867
Securities available for sale	158,132	145,390
Other assets	1,409	2,134
Total Assets	711,234	672,299
Liabilities	619,370	579,878
Stockholders' equity	91,864	92,421	88,061	67,698
Total Liabilities and Stockholders' Equity	711,234	672,299
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	1,205	1,120
Securities available for sale	328	319
Investment in bank subsidiary	87,589	88,412
Other assets	3,835	3,591
Total Assets	92,957	93,442
Liabilities	1,093	1,021
Stockholders' equity	91,864	92,421
Total Liabilities and Stockholders' Equity	$ 92,957	$ 93,442